Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 265,734	$ 252,835
Less accumulated depreciation	173,819	163,549
Property, plant and equipment, net	91,915	89,286
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	594	807
Buildings and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 31,216	$ 30,468
Buildings and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Buildings and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	45 years	45 years
Central office and other network equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 152,733	$ 147,250
Central office and other network equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Central office and other network equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Cable, poles and conduit
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 52,658	$ 49,859
Cable, poles and conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years	7 years
Cable, poles and conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	50 years	50 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,072	$ 8,580
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years
Work in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,234	$ 6,362
Furniture, vehicles and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 10,227	$ 9,509
Furniture, vehicles and other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years	3 years
Furniture, vehicles and other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years	20 years